Labor Obligations - Amounts recognized in statement of income and other comprehensive income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)
Remeasurement on the net defined benefit liability:
Components of defined benefit costs recognized in other comprehensive income	$ 934	$ 16,809	$ 10,623	$ (2,157)
Present value of defined benefit obligations	$ 10,931		165,279	143,058	$ 196,768
Defined benefit plan
Service cost:
Current service cost		10,640	9,190	9,013
Net interest expense		17,041	14,443	12,153
Components of defined benefit costs recognized in profit or loss		27,681	23,633	21,166
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial and demographic assumptions		13,893	5,499	6,105
Actuarial gains and losses arising from experience adjustments		2,916	5,124	(3,916)
Components of defined benefit costs recognized in other comprehensive income		16,809	10,623	2,189
Total		$ 44,490	34,256	23,355
Present value of defined benefit obligations			$ 165,279	$ 143,058	$ 196,768